REVENUE (Details - Rollforward of contract liabilities) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning	$ 0	$ 0
Additions through advance billings to or payments from vendors		0
Revenue recognized from current period advance billings to or payments from vendors		0
Deconsolidation of revenue	0
Contract liabilities, ending	$ 0	$ 0